EARNINGS (LOSS) PER SHARE (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share	68,989,845	71,794,594	74,968,670
Effect of share options on issue	1,098,564	0	1,560,152
Weighted average number of ordinary shares used to calculate diluted earnings per share	70,088,409	71,794,594	76,528,822
Diluted earnings (loss) per share (in USD)	$ 0.51	$ (0.3)	$ 0.3